INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes

Income (loss) before income taxes consists of:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

PRC	226,326	107,299	(3,150)	(505)
Non-PRC	(1,860)	(6,906)	(2,870)	(461)
	224,466	100,393	(6,020)	(966)

Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Current income tax expenses	67,549	38,970	25,828	4,147
Deferred income tax benefits	(4,456)	(5,679)	(13,629)	(2,189)
	63,093	33,291	12,199	1,958

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax computed at the statutory income tax rate of 25% applicable to PRC operations to income tax expense for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Income (loss) from continuing operations before income tax expense	224,466	100,393	(6,020)	(966)
Income tax computed at PRC statutory tax rate	56,117	25,098	(1,505)	(242)
Non-deductible expenses	5,810	5,697	4,906	788
International tax rate difference	772	974	667	107
Changes in the valuation allowance	394	1,522	8,131	1,305
	63,093	33,291	12,199	1,958

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets:
Current
Accrued expenses	3,044	3,556	571
Unpaid staff costs	3,018	3,644	584
Less: valuation allowance	-	(444)	(71)
Total current deferred tax assets	6,062	6,756	1,084
Non-current
Property and equipment	692	788	127
Net operating loss carry forwards	9,439	22,542	3,618
Less: valuation allowance	(6,019)	(13,706)	(2,201)
Total non-current deferred tax assets	4,112	9,624	1,544
Total deferred tax assets	10,174	16,380	2,628

Deferred tax liabilities:
Non-current
Intangible assets	33,767	26,515	4,256
Land use rights	2,636	2,552	410
Property and equipment	2,790	2,703	433
Total deferred tax liabilities	39,193	31,770	5,099

Net deferred tax assets (liabilities)	(29,019)	(15,390)	(2,471)